Fair Value Measurements - Additional Information (Details) - USD ($)		1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 21, 2021	Jan. 31, 2021	Sep. 30, 2020	Feb. 28, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets of transfer level 1 to level 2					$ 0
Fair value assets of transfer level 2 to level 1					0
Fair value assets of transfer level 1 to level 3					0
Fair value liabilities of transfer level 1 to level 2					0
Fair value liabilities of transfer level 2 to level 1					0
Fair value liabilities of transfer level 1 to level 3					0
Valuation of Embedded Derivative Liability
Derivative liability						$ 21,519,000	$ 21,519,000
Evolv Technologies Holdings, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets of transfer level 1 to level 2					0	0	0		$ 0
Fair value assets of transfer level 2 to level 1					0	0	0		0
Fair value assets of transfer level 1 to level 3					0	0	0		0
Fair value liabilities of transfer level 1 to level 2					0	0	0		0
Fair value liabilities of transfer level 2 to level 1					0	0	0		0
Fair value liabilities of transfer level 1 to level 3					0	$ 0	$ 0		$ 0
Valuation of Embedded Derivative Liability
Expected dividend yield					$ 0
Percentage of shares issued to inverstors, conversion price equal						80.00%
Evolv Technologies Holdings, Inc. | 2020 Convertible Notes
Valuation of Embedded Derivative Liability
Probability of completing specified financing			100.00%
Percentage of coversion price per share of securities by investors			80.00%
Percentage of conversion option was deemed at fair value of capital stock			20.00%				20.00%
Fair value of the embedded derivative at issuance			$ 1,000,000.0			$ 1,000,000.0	$ 1,000,000.0
Evolv Technologies Holdings, Inc. | 2021 Convertible Notes
Valuation of Embedded Derivative Liability
Probability of completing specified financing								100.00%
Percentage of coversion price per share of securities by investors		80.00%
Percentage of conversion option was deemed at fair value of capital stock		20.00%
Fair value of the embedded derivative at issuance		$ 7,000,000.0
Embedded derivative liability								$ 9,200,000
Percentage of shares issued to inverstors, conversion price equal				80.00%
Number of shares issued upon conversion of debt	1,000,000
Derivative liability	$ 9,800,000